Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 409	$ 473
Amortization of ROU assets	115	13
Interest on lease liabilities	11	3
Total finance lease expense	126	16
Total lease expense	$ 535	$ 489